RELATED PARTIES - Roll forward of shared based payments (Details)	12 Months Ended
	Dec. 31, 2023 award $ / shares	Dec. 31, 2022 award $ / shares
Long-term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	23,453,111
Weighted average share price, beginning of the year (in USD per share) | $ / shares	$ 0.52
Number of units granted (in shares)	28,348,375
Weighted average exercise price of share options granted (in USD per share) | $ / shares	$ 0.62
Number of units forfeited (in shares)	(8,893,335)
Number of units exercised (in shares)	0
Number of units outstanding, end of the year (in shares)	42,908,151	23,453,111
Weighted average share price, end of the year (in USD per share) | $ / shares	$ 0.65	$ 0.52
Weighted average remaining contractual life (in USD per share)	1 year 2 months 12 days	1 year 7 months 20 days
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	0
Weighted average share price, beginning of the year (in USD per share) | $ / shares	$ 0
Number of units granted (in shares)	5,486,625
Weighted average exercise price of share options granted (in USD per share) | $ / shares	$ 0.72
Number of units forfeited (in shares)	0
Number of units exercised (in shares)	0
Number of units outstanding, end of the year (in shares)	5,486,625	0
Weighted average share price, end of the year (in USD per share) | $ / shares	$ 0.72	$ 0
Weighted average remaining contractual life (in USD per share)	10 months 6 days	0 years
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares)	7,835,235
Weighted average share price, beginning of the year (in USD per share) | $ / shares	$ 0.52
Number of units granted (in shares)	3,421,919
Weighted average exercise price of share options granted (in USD per share) | $ / shares	$ 0.78
Number of units forfeited (in shares)	0
Number of units exercised (in shares)	(2,608,118)
Number of units outstanding, end of the year (in shares)	8,649,036	7,835,235
Weighted average share price, end of the year (in USD per share) | $ / shares	$ 0.78	$ 0.52
Weighted average remaining contractual life (in USD per share)	0 years	2 months 12 days